Document and Entity Information	Mar. 25, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2020
Entity Registrant Name	Spire Alabama Inc
Entity Central Index Key	0000003146
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Entity File Number	2-38960
Entity Incorporation, State or Country Code	AL
Entity Tax Identification Number	63-0022000
Entity Address, Address Line One	2101 6th Avenue North
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	326-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	None
Trading Symbol	None
Spire Missouri Inc
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2020
Entity Registrant Name	Spire Missouri Inc
Entity Central Index Key	0000057183
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Entity File Number	1-1822
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-0368139
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	None
Trading Symbol	None